Segment Information - Information by operating segments (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Segment Information
Total Revenues from contracts with external customers	€ 30,196	€ 36,305	€ 147,027	€ 58,129
Adjusted EBITDA	(12,680)	(1,084)	(14,048)	(13,521)
Additions to property, plant and equipment and right-of-use assets	133	3,614	2,829	8,641
Additions to intangible assets	478	816	2,567	4,781
Other segment information
Depreciation and amortization	6,806	2,511	13,476	6,943
Research and development expenses	3,821	4,796	12,209	10,606
Pharmaceutical
Segment Information
Total Revenues from contracts with external customers	2,732	3,800	9,161	12,290
Diagnostics
Segment Information
Total Revenues from contracts with external customers	7,261	5,069	20,359	16,308
COVID-19
Segment Information
Total Revenues from contracts with external customers	20,203	27,436	117,507	29,531
Operating segment | Pharmaceutical
Segment Information
Total Revenues from contracts with external customers	2,732	3,800	9,161	12,290
Adjusted EBITDA	307	871	2,451	5,278
Additions to property, plant and equipment and right-of-use assets	26	3	35	304
Additions to intangible assets	98	218	661	3,072
Other segment information
Depreciation and amortization	397	617	1,221	1,688
Operating segment | Diagnostics
Segment Information
Total Revenues from contracts with external customers	7,261	5,069	20,359	16,308
Adjusted EBITDA	1,070	(1,210)	2,703	(2,736)
Additions to property, plant and equipment and right-of-use assets	18	195	252	585
Other segment information
Depreciation and amortization	515	650	1,333	1,757
Operating segment | COVID-19
Segment Information
Total Revenues from contracts with external customers	20,203	27,436	117,507	29,531
Adjusted EBITDA	(3,922)	9,516	12,496	10,306
Additions to property, plant and equipment and right-of-use assets	35	2,900	2,069	5,400
Additions to intangible assets		361	354	888
Other segment information
Depreciation and amortization	4,672	110	6,668	164
Corporate
Segment Information
Adjusted EBITDA	(10,135)	(10,261)	(31,698)	(26,369)
Additions to property, plant and equipment and right-of-use assets	54	516	473	2,352
Additions to intangible assets	380	237	1,552	821
Other segment information
Depreciation and amortization	1,222	1,134	4,254	3,334
Research and development expenses	€ 3,821	€ 4,796	€ 12,209	€ 10,606